Revenue - Summary of Disaggregation of Revenue From Contracts With Customers (Detail) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 372,077	$ 204,507	$ 695,146	$ 407,712	$ 960,156	$ 1,217,052	$ 2,045,422
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	194,233	105,883	321,947	187,270	451,675	549,854	954,350
Canada [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	65,288	30,969	130,332	80,217	173,181	206,508	484,251
Oman [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	14,284	16,561	64,902	33,945	84,486	53,664	105,721
Australia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,562	15,125	26,630	32,173	61,520	65,683	71,592
Bahrain [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,509	8,554	18,672	15,642	40,361	108,358	42,864
Argentina [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,829	7,991	24,246	14,391	34,321	21,276	24,522
Mexico [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	28,869	5,935	35,831	12,229	27,355	32,945	46,300
Colombia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,158	2,580	13,822	7,609	17,795	32,671	17,375
Brazil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,128	3,532	17,604	7,019	17,289	11,130	10,953
Nigeria [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,833	2,040	11,270	3,311	7,853	92,334	256,177
Bolivia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers					7,775	6,264	4,037
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,384	5,337	29,890	13,906	36,545	36,365	27,280
Engineered Systems [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	196,346	64,998	370,777	137,230	354,127	598,566	1,448,503
Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	105,839	77,630	189,025	148,166	327,376	303,269	350,992
Energy Infrastructure [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 69,892	$ 61,879	$ 135,344	$ 122,316	$ 278,653	$ 315,217	$ 245,927